Taxes (Details) - Schedule of Taxes Payable - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 97	$ 978
VAT payable	242	154
Other tax payable	29	457
Total	$ 368	$ 1,589